Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Net Earnings to Common Shareholders
EPS was as follows.

	Quarter Ended June 30
	2017			2016
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares		Shareholders	Shares
	($ millions)	(# millions)	EPS	($ millions)	(# millions)	EPS
Basic EPS	257	416.8	$0.62	107	283.7	$0.38
Effect of potential dilutive securities:
Stock Options	—	0.6		—	0.6
Preference Shares	—	—		3	5.6
	257	417.4		110	289.9
Deduct anti-dilutive impacts:
Preference Shares	—	—		(3)	(5.6)
Diluted EPS	257	417.4	$0.62	107	284.3	$0.38

	Year-to-Date June 30
	2017			2016
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares		Shareholders	Shares
	($ millions)	(# millions)	EPS	($ millions)	(# millions)	EPS
Basic EPS	551	411.5	$1.34	269	283.0	$0.95
Effect of potential dilutive securities:
Stock Options	—	0.6		—	0.6
Preference Shares	—	—		5	5.6
Diluted EPS	551	412.1	$1.34	274	289.2	$0.95